Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date	The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:

Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.37
Risk-free interest rate (%)	1.52%

Schedule of Number and Weighted-Average Exercise Price of Share Options

The number and weighted-average exercise price of share options under the Chief Executive Officer Grant during the year ended December 31, 2019 were as follows:

	Share options outstanding	Number of Ordinary Shares underlying options	Weighted average exercise price (€)
As of January 1, 2019	-	-	-
Granted	4,374,963	4,374,963	13.60
As of December 31, 2019	4,374,963	4,374,963	13.60

Schedule of Expense Recognized for Employee Services Received

The expense recognized for employee services received during the year ended December 31, 2019 is shown in the following table:

Year ended December 31,
(in thousands)	2019
Research and development expenses	€3,208
Total	€3,208

Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the measurement of the fair values at grant date of the ESOP was as follows:

	Grant date 15 November 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.84	6.00	6.00	5.50
Risk-free interest rate (%)	0.05%	0.05%	0.05%	0.05%

Schedule of Number and Weighted-Average Exercise Price of Share Options

The number and weighted-average exercise prices of share options under the ESOP during the years ended December 31, 2019 and December 31, 2018 were as follows:

	Share options outstanding	Number of Ordinary Shares underlying options	Weighted average exercise price (€)
As of January 1, 2018	-	-	-
Granted	658,109	11,845,962	10.14
As of December 31, 2018	658,109	11,845,962	10.14
As of January 1, 2019	658,109	11,845,962	10.14
Granted	14,511	261,198	15.17
Forfeited	(17,237)	(310,266)	10.85
As of December 31, 2019	655,383	11,796,894	10.23

Schedule of Expense Recognized for Employee Services Received

The expense recognized for employee services received during the years ended December 31, 2019 and December 31, 2018 is shown in the following table:

	Years ended December 31,
(in thousands)	2019	2018
Cost of sales	€896	€114
Research and development expenses	20,016	6,786
Sales and marketing expenses	108	13
General and administrative expenses	6,008	728
Total	€27,028	€7,641

The expense recognized for employee services received during the year ended December 31, 2017 is shown in the following table:

Year ended December 31,
(in thousands)	2017
Cost of sales	-
Research and development expenses	3,620
Sales and marketing expenses	14
General and administrative expenses	2,275
Total	€5,909

Share Appreciation Right
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the measurement of the fair values at grant date of the SARs were as follows:

Grant date 1 December 2017
Fair value	10.13€
Exercise price	10.13€
WACC	8.2%
Tax rate	31.2%
Debt free net working capital (in % of sales)	5.5%
Risk-free interest rate (%)	1.2%
Long-term growth rate (%)	1.8%